Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
DERIVATIVE FAIR VALUE OF DERIVATIVE NET [Abstract]
Fair value of financial instruments

	December 31, 2019		December 31, 2018
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$45,605	$45,605	$76,472	$76,472
Note receivable, including current portion	$471	$471	$602	$602
Senior notes	$(371,677)	$(368,306)	$(370,424)	$(343,373)
Term Loan B Facility	$(95,944)	$(97,510)	$(95,812)	$(98,505)
Notes payable, including current portion	$(22,469)	$(22,469)	$(26,875)	$(26,875)
Long-term debt, including current portion	$(24,839)	$(24,839)	$(37,075)	$(37,075)

Fair value measurements on a recurring basis

	Fair Value Measurements at December 31, 2019
	Total	Level I	Level II	Level III
Cash and cash equivalents	$45,605	$45,605	$—	$—
Note receivable, including current portion	$471	$471	$—	$—
Senior Notes	$(368,306)	$(368,306)	$—	$—
Term Loan B Facility	$(97,510)	$—	$(97,510)	$—
Notes payable, including current portion(1)	$(22,469)	$—	$(22,469)	$—
Long-term debt(1)	$(24,839)	$—	$(24,839)	$—

	Fair Value Measurements at December 31, 2018
	Total	Level I	Level II	Level III
Cash and cash equivalents	$76,472	$76,472	$—	$—
Note receivable, including current portion	$602	$602	$—	$—
Senior Notes	$(343,373)	$(343,373)	$—	$—
Term Loan B Facility	$(98,505)	$—	$(98,505)	$—
Notes payable, including current portion(1)	$(26,875)	$—	$(26,875)	$—
Long-term debt(1)	$(37,075)	$—	$(37,075)	$—

1) The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities as well as taking into account our creditworthiness.